REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital, Actual Amount	$ 71,121	$ 65,917
Capital to Risk Weighted Assets, Actual Ratio	18.89%	16.24%
Capital Required for Capital Adequacy, Amount	30,122	32,584
Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	8.00%	8.00%
Capital Required to be Well Capitalized	37,652	40,733
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital, Actual Amount	66,385	60,791
Tier One Risk Based Capital to Risk Weighted Assets, Actual Ratio	17.63%	14.98%
Tier One Risk Based Capital Required for Capital Adequacy, Amount	15,061	16,294
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	22,591	24,440
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital, Actual Amount	66,385	60,791
Tier One Leverage Capital to Average Assets, Actual Ratio	12.34%	10.52%
Tier One Leverage Capital Required for Capital Adequacy, Amount	21,523	22,995
Tier One Leverage Capital Required for Capital Adequacy to Average Assets, Ratio	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	26,904	28,755
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Subsidiaries [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital, Actual Amount	72,676	67,443
Capital to Risk Weighted Assets, Actual Ratio	19.26%	16.60%
Capital Required for Capital Adequacy, Amount	30,187	32,175
Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	8.00%	8.00%
Tier One Risk Based Capital, Actual Amount	67,930	62,229
Tier One Risk Based Capital to Risk Weighted Assets, Actual Ratio	18.00%	15.34%
Tier One Risk Based Capital Required for Capital Adequacy, Amount	15,093	16,359
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	4.00%	4.00%
Tier One Leverage Capital, Actual Amount	67,930	62,229
Tier One Leverage Capital to Average Assets, Actual Ratio	12.62%	10.78%
Tier One Leverage Capital Required for Capital Adequacy, Amount	$ 21,523	$ 23,013
Tier One Leverage Capital Required for Capital Adequacy to Average Assets, Ratio	4.00%	4.00%